Quarterly Report
July 31, 2024
MFS®  Lifetime®  2030 Fund
ML3-Q1

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 53.7%
MFS Emerging Markets Debt Fund - Class R6	1,451,082	$17,442,009
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,870,901	15,617,701
MFS Global Opportunistic Bond Fund - Class R6	6,280,020	50,993,764
MFS Government Securities Fund - Class R6	8,388,166	72,641,515
MFS High Income Fund - Class R6	10,130,760	31,202,739
MFS Inflation-Adjusted Bond Fund - Class R6	7,831,337	71,813,357
MFS Limited Maturity Fund - Class R6	10,270,769	59,775,877
MFS Total Return Bond Fund - Class R6	10,549,658	100,749,238
		$420,236,200
International Stock Funds – 9.2%
MFS Blended Research International Equity Fund - Class R6	2,552,780	$34,947,562
MFS International Growth Fund - Class R6	198,834	8,724,853
MFS International Intrinsic Value Fund - Class R6	207,798	8,760,776
MFS International New Discovery Fund - Class R6	55,528	1,857,960
MFS Research International Fund - Class R6	732,590	17,472,258
		$71,763,409
Non-Traditional Funds – 4.5%
MFS Commodity Strategy Fund - Class R6	4,959,649	$17,408,368
MFS Global Real Estate Fund - Class R6	1,015,451	17,435,294
		$34,843,662
U.S. Stock Funds – 29.6%
MFS Blended Research Core Equity Fund - Class R6	585,889	$22,316,528
MFS Blended Research Growth Equity Fund - Class R6	940,883	22,280,107
MFS Blended Research Mid Cap Equity Fund - Class R6	2,449,510	36,987,602
MFS Blended Research Small Cap Equity Fund - Class R6	531,615	8,776,955
MFS Blended Research Value Equity Fund - Class R6	1,498,278	25,380,826
MFS Growth Fund - Class R6	105,361	22,289,145
MFS Mid Cap Growth Fund - Class R6 (a)	575,002	18,359,808
MFS Mid Cap Value Fund - Class R6	533,527	18,556,078
MFS New Discovery Fund - Class R6 (a)	138,670	4,355,622
MFS New Discovery Value Fund - Class R6	227,541	4,389,260
MFS Research Fund - Class R6	370,767	22,323,884
MFS Value Fund - Class R6	484,511	25,431,999
		$231,447,814
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 5.39% (v)	23,462,882	$23,465,228
Total Investment Companies		$781,756,313

Other Assets, Less Liabilities – 0.0%		57,539
Net Assets – 100.0%		$781,813,852
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $781,756,313.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$781,756,313	$—	$—	$781,756,313
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$22,792,219	$280,220	$3,055,325	$1,129,288	$1,170,126	$22,316,528
MFS Blended Research Growth Equity Fund	22,633,121	933,954	3,972,564	2,149,936	535,660	22,280,107
MFS Blended Research International Equity Fund	36,599,212	438,986	5,007,399	1,194,496	1,722,267	34,947,562
MFS Blended Research Mid Cap Equity Fund	38,320,749	270,365	4,503,796	1,362,321	1,537,963	36,987,602
MFS Blended Research Small Cap Equity Fund	8,897,440	140,590	1,227,588	313,917	652,596	8,776,955
MFS Blended Research Value Equity Fund	26,023,513	167,794	2,350,100	749,089	790,530	25,380,826
MFS Commodity Strategy Fund	18,060,680	556,644	787,387	(125,717)	(295,852)	17,408,368
MFS Emerging Markets Debt Fund	18,175,574	431,418	1,578,930	(318,459)	732,406	17,442,009
MFS Emerging Markets Debt Local Currency Fund	15,560,478	745,202	961,071	(189,899)	462,991	15,617,701
MFS Global Opportunistic Bond Fund	50,450,887	1,382,237	2,309,909	(337,198)	1,807,747	50,993,764
MFS Global Real Estate Fund	17,563,722	330,945	2,209,154	203,701	1,546,080	17,435,294
MFS Government Securities Fund	73,131,017	1,294,899	4,649,234	(782,790)	3,647,623	72,641,515
MFS Growth Fund	22,510,615	969,769	3,493,035	2,734,707	(432,911)	22,289,145
MFS High Income Fund	31,865,749	995,020	2,291,257	(219,656)	852,883	31,202,739
MFS Inflation-Adjusted Bond Fund	71,022,086	2,308,829	3,418,800	(694,723)	2,595,965	71,813,357
MFS Institutional Money Market Portfolio	23,943,987	8,658,496	9,139,141	(888)	2,774	23,465,228
MFS International Growth Fund	9,014,324	99,299	1,082,555	388,002	305,783	8,724,853
MFS International Intrinsic Value Fund	9,056,016	171,523	1,134,619	115,777	552,079	8,760,776
MFS International New Discovery Fund	2,325,255	242	601,642	269,805	(135,700)	1,857,960
MFS Limited Maturity Fund	55,473,008	4,646,891	1,347,405	(65,222)	1,068,605	59,775,877
MFS Mid Cap Growth Fund	18,861,931	219,305	1,683,339	1,133,506	(171,595)	18,359,808
MFS Mid Cap Value Fund	19,319,731	167,738	2,479,129	1,418,631	129,107	18,556,078
MFS New Discovery Fund	4,432,864	106,297	517,301	74,900	258,862	4,355,622
MFS New Discovery Value Fund	4,520,948	106,906	663,386	77,142	347,650	4,389,260
MFS Research Fund	22,702,201	259,052	2,429,916	1,227,676	564,871	22,323,884
MFS Research International Fund	18,117,528	261,233	2,115,058	595,670	612,885	17,472,258
MFS Total Return Bond Fund	98,243,876	2,716,072	4,176,979	(807,985)	4,774,254	100,749,238
MFS Value Fund	26,045,852	271,515	2,553,403	218,607	1,449,428	25,431,999
	$785,664,583	$28,931,441	$71,739,422	$11,814,634	$27,085,077	$781,756,313
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	332,040	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Debt Local Currency Fund	$231,738	$—
MFS Global Opportunistic Bond Fund	425,654	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	769,976	—
MFS Growth Fund	34,210	19,945
MFS High Income Fund	527,411	—
MFS Inflation-Adjusted Bond Fund	1,205,962	—
MFS Institutional Money Market Portfolio	322,778	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Limited Maturity Fund	655,997	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	19,224	7,899
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	1,090,815	—
MFS Value Fund	128,872	—
	$5,744,677	$27,844
4